Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
COMMON STOCKS - 97.94%
Communication Services - 6.85%
Alphabet, Inc. - Class A (a) ........................................................................................... 700 $ 72,611
Comcast Corp. - Class A .............................................................................................. 2,832 107,361
Meta Platforms, Inc. (a) ............................................................................................... 106 22,466
202,438
Consumer Discretionary - 7.01%
Darden Restaurants, Inc. ............................................................................................ 345 53,530
General Motors Co. .................................................................................................... 873 32,022
Home Depot, Inc. ....................................................................................................... 247 72,895
Yum! Brands, Inc. ....................................................................................................... 368 48,605
207,052
Consumer Staples - 4.83%
Archer-Daniels-Midland Co. .......................................................................................... 746 59,427
Philip Morris International, Inc. ..................................................................................... 508 49,403
Target Corp. .............................................................................................................. 205 33,954
142,784
Energy - 6.81%
Baker Hughes Co. ...................................................................................................... 930 26,840
Chevron Corp. ........................................................................................................... 329 53,679
ConocoPhillips ........................................................................................................... 436 43,256
EOG Resources, Inc. ................................................................................................... 290 33,243
Pioneer Natural Resources Co. ..................................................................................... 216 44,116
201,134
Financials - 15.06%
BlackRock, Inc. .......................................................................................................... 86 57,544
Capital One Financial Corp. ......................................................................................... 292 28,079
CME Group, Inc. ......................................................................................................... 314 60,137
Discover Financial Services ......................................................................................... 293 28,960
Fidelity National Information Services, Inc. ..................................................................... 295 16,027
Intercontinental Exchange, Inc. .................................................................................... 243 25,342
JPMorgan Chase & Co. ................................................................................................ 739 96,299
Marsh & McLennan Cos., Inc. ...................................................................................... 631 105,094
PNC Financial Services Group, Inc. ............................................................................... 216 27,454
444,936
Health Care - 22.33%
Abbott Laboratories .................................................................................................... 333 33,720
AbbVie, Inc. ............................................................................................................... 279 44,464
CVS Health Corp. ....................................................................................................... 773 57,442
Danaher Corp. ........................................................................................................... 130 32,765
Elevance Health, Inc. .................................................................................................. 82 37,704
Eli Lilly & Co. ............................................................................................................. 120 41,210
Gilead Sciences, Inc. .................................................................................................. 646 53,599
Humana, Inc. ............................................................................................................ 81 39,322
Johnson & Johnson .................................................................................................... 451 69,905
Pfizer, Inc. ................................................................................................................. 1,911 77,969
The Cigna Group ........................................................................................................ 131 33,474
UnitedHealth Group, Inc. ............................................................................................. 293 138,469
660,043
Industrials - 11.41%
Boeing Co. (a) ............................................................................................................ 166 35,263
Caterpillar, Inc. .......................................................................................................... 181 41,420
CSX Corp. ................................................................................................................. 1,417 42,425
Honeywell International, Inc. ........................................................................................ 170 32,490
L3Harris Technologies, Inc. .......................................................................................... 159 31,202
Lockheed Martin Corp. ............................................................................................... 119 56,255
Norfolk Southern Corp. ............................................................................................... 123 26,076

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)
2
Shares Value
Northrop Grumman Corp. ............................................................................................ 156 $ 72,029
337,160
Information Technology - 18.46%
Apple, Inc. ................................................................................................................ 445 73,381
Broadcom, Inc. .......................................................................................................... 368 236,086
Intel Corp. ................................................................................................................. 1,098 35,872
Microsoft Corp. .......................................................................................................... 694 200,080
545,419
Materials - 1.14%
LyondellBasell Industries NV - Class A ........................................................................... 358 33,613
Real Estate - 0.82%
Digital Realty Trust, Inc. ............................................................................................... 245 24,086
Utilities - 3.22%
CMS Energy Corp. ...................................................................................................... 464 28,480
Constellation Energy Corp. ........................................................................................... 354 27,789
Sempra Energy .......................................................................................................... 257 38,848
95,117
TOTAL COMMON STOCKS (Cost $ 2,978,317 ) .................................................................. 2,893,782
Contracts
Notional
Amount
PURCHASED OPTIONS - 1.24% (b)
OVER-THE-COUNTER PUT OPTIONS - 1.24%
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America , Expires
5/10/2023 , Strike Price $ 9,500.00 (c) ...................................................................... 297 $ 2,885,949 36,454
TOTAL PURCHASED OPTIONS (Cost $ 41,628 ) .................................................................. 36,454
Total Investments (Cost $ 3,019,945 ) - 99 .18% ............................................................. 2,930,236
Assets in E xcess of Other Liabilities - 0 .82% ................................................................. 24,525
TOTAL NET ASSETS -   100 .00% .................................................................................... $ 2,954,761
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
(a) Non-income producing security.
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)
3
Security Name
Number of Shares
Notional Amount
% of Total Notional
Amount
Broadcom, Inc.
368
$ 236,136
8.19%
Microsoft Corp.
690
199,045
6.90%
UnitedHealth Group, Inc.
292
138,021
4.78%
Comcast Corp.
2,827
107,186
3.71%
Marsh & McLennan Cos., Inc.
628
104,657
3.62%
JPMorgan Chase & Co.
737
96,074
3.33%
Pfizer, Inc.
1,911
77,969
2.69%
Apple, Inc.
443
72,969
2.53%
Home Depot, Inc.
246
72,728
2.51%
Alphabet, Inc.
700
72,578
2.51%
Northrop Grumman Corp.
155
71,617
2.49%
Johnson & Johnson
451
69,895
2.42%
CME Group, Inc.
313
59,994
2.08%
Archer-Daniels-Midland Co.
746
59,435
2.06%
CVS Health Corp.
775
57,578
2.00%
BlackRock, Inc.
86
57,694
2.00%
Lockheed Martin Corp.
118
55,819
1.93%
Chevron Corp.
330
53,769
1.86%
Gilead Sciences, Inc.
643
53,378
1.85%
Darden Restaurants, Inc.
344
53,419
1.85%
Philip Morris International, Inc.
507
49,299
1.71%
Yum! Brands, Inc.
368
48,559
1.68%
AbbVie, Inc.
280
44,649
1.55%
Pioneer Natural Resources Co.
214
43,705
1.51%
ConocoPhillips
432
42,813
1.48%
CSX Corp.
1,416
42,389
1.47%
Eli Lilly & Co.
120
41,190
1.43%
Caterpillar, Inc.
180
41,268
1.43%
Humana, Inc.
81
39,397
1.37%
Sempra Energy
256
38,663
1.34%
Elevance Health, Inc.
82
37,622
1.30%
Intel Corp.
1,093
35,706
1.24%
Boeing Co.
165
34,988
1.21%
Target Corp.
205
33,923
1.18%
Abbott Laboratories
332
33,631
1.17%
LyondellBasell Industries NV - Class A
357
33,551
1.16%
EOG Resources, Inc.
288
33,051
1.15%
The Cigna Group
130
33,242
1.15%
Danaher Corp.
130
32,735
1.13%
Honeywell International, Inc.
170
32,411
1.12%
General Motors Co.
872
31,988
1.11%
L3Harris Technologies, Inc.
158
31,060
1.08%
Discover Financial Services
292
28,835
1.00%
CMS Energy Corp.
460
28,236
0.98%
Capital One Financial Corp.
290
27,929
0.97%
Constellation Energy Corp.
352
27,662
0.96%
PNC Financial Services Group, Inc.
215
27,282
0.95%
Baker Hughes Co.
926
26,727
0.93%
Norfolk Southern Corp.
122
25,949
0.90%
Intercontinental Exchange, Inc.
242
25,220
0.87%
Top 50 Holdings
2,823,641
97.84%
Other Securities
62,308
2.16%
Total Underlying Positions
$2,885,949
100.00%
(c) Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2023 are shown below:

Milliman - Capital Group Hedged U.S. Income and Growth Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)
4
SCHEDULE OF OPTIONS WRITTEN
March 31, 2023 (Unaudited)
  Description Expiration Strike Price Contracts
Notional
Amount Value
Over-the-Counter Call Options
Milliman - Capital Group Income and Growth
Basket, Counterparty: Bank of America (a) ... 5/10/2023 $ 10,440.00 297 $ (2,885,949) $ (2,521)
Over-the-Counter Put Options
Milliman - Capital Group Income and Growth
Basket, Counterparty: Bank of America (a) ... 5/10/2023 8,000.00 297 (2,885,949) (2,902)
TOTAL OPTIONS WRITTEN (Premiums Received $41,628) $ (5,423)
(a)
Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2023 are shown in the Schedule of Investments.

Milliman - Capital Group Hedged U.S Income and Growth Fund
Schedule of Investments (Concluded)
March 31, 2023 (Unaudited)
5
Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with
U.S. generally accepted accounting principles. Under ASC Topic 820, Fair Value Measurement (“ASC 820”),
various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of
March 31, 2023:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Level 1 Level 2 Level 3 Total
Assets
Purchased Options $ – $ 36,454 $ – $ 36,454
Common Stocks 2,893,782 – – 2,893,782
Total Assets
$ 2,893,782 $ 36,454 $ – $ 2,930,236
Liabilities
Options Written $ – $ 5,423 $ – $ 5,423
Total Liabilities
$ – $ 5,423 $ – $ 5,423